Report for the Calendar Year or Quarter Ended:	September 30, 2010
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 21, 2010

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$265,154

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE

-----------------------
 ------
 ---------
-------
---------
---------
----------
D
A.J. GALLAGHER & CO.
COM
363576109
5314
201503
201503
201503
D
ABBOTT LABS
COM
002824100
8634
165275
165275
165275
D
AT&T
COM
00206R102
273
9538
9538
9538
D
BOEING
COM
097023105
236
3550
3550
3550
D
CHEVRON-TEXACO CORP
COM
166764100
349
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8297
145590
145590
145590
D
CISCO SYSTEMS
COM
17275R102
7768
354708
354708
354708
D
CONOCOPHILLIPS
COM
20825C104
11214
195259
195259
195259
D
DIAGEO PLC
COM
25243Q205
5436
78767
78767
78767
D
EBAY
COM
278642103
8138
333530
333530
333530
D
EXXON MOBIL CORP
COM
30231G102
11334
183430
183430
183430
D
GENERAL DYNAMICS CORP
COM
369550108
5289
84210
84210
84210
D
HEINZ HJ CO
COM
423074103
8584
181210
181210
181210
D
ILLINOIS TOOL WORKS INC
COM
452308109
7941
168895
168895
168895
D
INT'L BUSINESS MACHINES
COM
459200101
214
1598
1598
1598
D
INTEL
COM
458140100
8876
462315
462315
462315
D
JOHNSON & JOHNSON
COM
478160104
11744
189540
189540
189540
D
LOWE'S COMPANIES, INC.
COM
548661107
10620
476440
476440
476440
D
MCDONALD'S CORP
COM
580135101
9618
129090
129090
129090
D
MEDTRONIC INC
COM
585055106
8015
238675
238675
238675
D
MERCK & CO.
COM
58933Y105
266
7222
7222
7222
D
MICROSOFT
COM
594918104
8939
365023
365023
365023
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5525
68941
68941
68941
D
ORACLE CORPORATION
COM
68389X105
9465
352510
352510
352510
D
PAYCHEX, INC.
COM
704326107
8444
307170
307170
307170
D
PEPSICO
COM
713448108
13525
203570
203570
203570
D
PFIZER INC
COM
717081103
513
29872
29872
29872
D
PROCTER & GAMBLE
COM
742718109
12647
210896
210896
210896
D
QUANTA SERVICES, INC.
COM
74762E102
7736
405445
405445
405445
D
S&P BIOTECH INDEX
COM
78464A870
5439
91607
91607
91607
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
231
2022
2022
2022
D
STATE STREET CORP
COM
857477103
7418
196975
196975
196975
D
STRYKER
COM
863667101
9834
196480
196480
196480
D
SYSCO CORPORATION
COM
871829107
9038
316890
316890
316890
D
THERMO FISHER SCIENTIFIC
COM
883556102
7972
166510
166510
166510
D
US BANCORP
COM
902973304
327
15131
15131
15131
D
VANGUARD STAR FD #56
COM
921909107
637
34771
34771
34771
D
WAL-MART
COM
931142103
11095
207315
207315
207315
D
WASTE MANAGEMENT
COM
94106L109
8101
226660
226660
226660
S
REPORT SUMMARY
41
RECORDS
265154
0
OTHER MANAGERS